13F-HR

11/14/07

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith,  November 14, 2007

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: 3,883,882

TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Elan Corp PLC - ADR                  ADRS STOCKS  284131208 988    47000    SH  SOLE            47000
Vivo Participacoes SA                ADRS STOCKS  92855S101 3815   769200   SH  SOLE            769200
Affiliated Managers Group            COMMON STOCK 008252108 8543   67000    SH  SOLE            67000
American Express Company             COMMON STOCK 025816109 35087  591000   SH  SOLE            591000
American Medical Sys                 COMMON STOCK 02744M108 1067   63000    SH  SOLE            63000
Annaly Capital Management            COMMON STOCK 035710409 21393  1343000  SH  SOLE            1343000
Aon Corp                             COMMON STOCK 037389103 83212  1857000  SH  SOLE            1857000
Apple Computer Inc.                  COMMON STOCK 037833100 41436  270000   SH  SOLE            270000
Applied Biosystems Group - APP       COMMON STOCK 038020103 23977  692200   SH  SOLE            692200
Assurant Inc.                        COMMON STOCK 04621X108 103683 1938000  SH  SOLE            1938000
Cardinal Health INC                  COMMON STOCK 14149Y108 1875   30000    SH  SOLE            30000
Chicago Mercantile Exchange          COMMON STOCK 12572Q105 8810   15000    SH  SOLE            15000
Choicepoint Inc                      COMMON STOCK 170388102 9252   244000   SH  SOLE            244000
CMGI Inc.                            COMMON STOCK 125750109 1      1463     SH  SOLE            1463
Comcast Corp CL A                    COMMON STOCK 20030N101 3361   139000   SH  SOLE            139000
Corvel Corp                          COMMON STOCK 221006109 1664   72000    SH  SOLE            72000
Covidien Limited                     COMMON STOCK G2552X108 2448   59000    SH  SOLE            59000
CVS/Caremark Corp                    COMMON STOCK 126650100 114712 2894600  SH  SOLE            2894600
Delta Air Lines                      COMMON STOCK 247361702 14988  835000   SH  SOLE            835000
Devon Energy Corporation             COMMON STOCK 25179M103 127795 1536000  SH  SOLE            1536000
Dillards Inc - Cl A                  COMMON STOCK 254067101 77439  3547400  SH  SOLE            3547400
Downey Financial Corp                COMMON STOCK 261018105 8935   154600   SH  SOLE            154600
DST Systems                          COMMON STOCK 233326107 58539  682200   SH  SOLE            682200
Dynegy Inc.-Cl A                     COMMON STOCK 26817G102 18480  2000000  SH  SOLE            2000000
EMC Corp.                            COMMON STOCK 268648102 62462  3003000  SH  SOLE            3003000
Fidelity National Information        COMMON STOCK 31620M106 362019 8159100  SH  SOLE            8159100
Fiserv Inc                           COMMON STOCK 337738108 144335 2837900  SH  SOLE            2837900
Freedom Acquisition Holdings         COMMON STOCK 35645F103 51750  4600000  SH  SOLE            4600000
Gemstar-TV Guide Int'l Inc.          COMMON STOCK 36866W106 143207 20575800 SH  SOLE            20575800
Globalsantafe Corp                   COMMON STOCK G3930E101 135011 1776000  SH  SOLE            1776000
Goodyear Tire & Rubber Co            COMMON STOCK 382550101 2463   81000    SH  SOLE            81000
Google Inc.                          COMMON STOCK 38259P508 32391  57100    SH  SOLE            57100
Helix Energy Solutions Group Inc     COMMON STOCK 42330P107 31845  750000   SH  SOLE            750000
Hologic Inc                          COMMON STOCK 436440101 88651  1453300  SH  SOLE            1453300
IHS Inc.                             COMMON STOCK 451734107 39706  702900   SH  SOLE            702900
Illumina Inc.                        COMMON STOCK 452327109 97695  1883100  SH  SOLE            1883100
Iron Mountain Inc                    COMMON STOCK 462846106 43839  1438300  SH  SOLE            1438300
Kohls Corp                           COMMON STOCK 500255104 135929 2371000  SH  SOLE            2371000
Mastercard Inc                       COMMON STOCK 57636Q104 128437 868000   SH  SOLE            868000
Monster Worldwide Inc.               COMMON STOCK 611742107 800    23500    SH  SOLE            23500
NCR Corporation                      COMMON STOCK 62886E108 168734 7104600  SH  SOLE            7104600
Nike Inc. CL B                       COMMON STOCK 654106103 2346   40000    SH  SOLE            40000
Occidental Petroleum                 COMMON STOCK 674599105 40050  625000   SH  SOLE            625000
Palm Inc                             COMMON STOCK 696643105 1656   101798   SH  SOLE            101798
Parallel Petroleum Corp              COMMON STOCK 699157103 10194  600000   SH  SOLE            600000
PepsiCo                              COMMON STOCK 713448108 35457  484000   SH  SOLE            484000
PF Chang's China Bistro Inc          COMMON STOCK 69333Y108 1805   61000    SH  SOLE            61000
Plains Exploration & Production      COMMON STOCK 726505100 149375 3378000  SH  SOLE            3378000
Qualcomm Inc                         COMMON STOCK 747525103 491230 11624000 SH  SOLE            11624000
Rex Energy Corporation               COMMON STOCK 761565100 10062  1250000  SH  SOLE            1250000
Ross Stores OTC                      COMMON STOCK 778296103 17024  664000   SH  SOLE            664000
Southwestern Energy                  COMMON STOCK 845467109 179168 4281200  SH  SOLE            4281200
State Street Corp                    COMMON STOCK 857477103 13427  197000   SH  SOLE            197000
Stone Energy Corp                    COMMON STOCK 861642106 30007  750000   SH  SOLE            750000
Suntrust Banks Inc                   COMMON STOCK 867914103 33673  445000   SH  SOLE            445000
Teradata Corporation                 COMMON STOCK 88076W103 148309 5686700  SH  SOLE            5686700
Tetra Technologies Inc               COMMON STOCK 88162F105 34881  1650000  SH  SOLE            1650000
The Limited                          COMMON STOCK 532716107 7279   318000   SH  SOLE            318000
Thomson Corporation                  COMMON STOCK 884903105 66114  1587000  SH  SOLE            1587000
Time Warner Cable                    COMMON STOCK 88732J108 10761  328099   SH  SOLE            328099
Trizetto Group Inc                   COMMON STOCK 896882107 2363   135000   SH  SOLE            135000
Valero Energy                        COMMON STOCK 91913Y100 23513  350000   SH  SOLE            350000
W.P. Stewart & Co. Ltd.              COMMON STOCK G84922106 13     1300     SH  SOLE            1300
Waddell & Reed Financial-A           COMMON STOCK 930059100 13979  517200   SH  SOLE            517200
Weatherford Intl Ltd.                COMMON STOCK G95089101 120050 1787000  SH  SOLE            1787000
First Marblehead Corp                COMMON STOCK 320771108 372    9800     SH  SOLE            9800
S REPORT SUMMARY 66 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.